General (Details)	12 Months Ended
Dec. 31, 2021
Disclosure of general information about financial statements [text block] [Abstract]
Agreement on initiation of sales, description	Commencing 2022, Takeda will pay royalties to the Company at a rate of 12% on GLASSIA’s net sales through August 2025, and at a rate of 6% thereafter until 2040, with a minimum of $5 million annually.
Operating segment, description	The Company’s activity is divided into two operating segments:
Subsidiary ownership interest, percentage	74.00%